CVC - EQUITY AND LONG-TERM INCENTIVE PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION
Certain employees of the Company and its affiliates received awards of units in a carry unit plan of Neptune Management LP, an entity which has an ownership interest in the Company. The awards generally vest as follows: 50% on the second anniversary of June 21, 2016 for Cablevision employees or December 21, 2015 for Cequel employees ("Base Date"), 25% on the third anniversary of the Base Date, and 25% on the fourth anniversary of the Base Date.  Neptune Holding US GP LLC, the general partner of Neptune Management LP, has the right to repurchase (or to assign to an affiliate, including the Company, the right to repurchase) vested awards held by employees for sixty days following their termination.  For performance-based awards under the plan, vesting occurs upon achievement or satisfaction of a specified performance condition. The Company considered the probability of achieving the established performance targets in determining the share-based compensation with respect to these awards at the end of each reporting period.
Beginning on the fourth anniversary of the Base Date, the holders of carry units have an annual opportunity (a sixty day period determined by the administrator of the plan) to sell their units back to Neptune Holding US GP LLC (or affiliate, including the Company, designated by Neptune Holding US GP LLC). Accordingly, the carry units are presented as temporary equity on the consolidated balance sheets at fair value. Adjustments to fair value at each reporting period are recorded in paid-in capital.
The right of Neptune Holding US GP LLC to assign to an affiliate, including the Company, the right to repurchase an employee’s vested units during the sixty-day period following termination, or to satisfy its obligation to repurchase an employee’s vested units during annual 60 day periods following the fourth anniversary of the Base Date, may be exercised by Neptune Holding US GP LLC in its discretion at the time a repurchase right or obligation arises. The carry unit plan requires the purchase price payable to the employee or former employee, as the case may be, to be paid in cash, a promissory note (with a term of not more than 3 years and bearing interest at the long-term applicable federal rate under Section 1274(d) of the Internal Revenue Code) or combination thereof, in each case as determined by Neptune Holding US GP LLC in its discretion at the time of the repurchase. Neptune Holding US GP LLC expects that vested units will be redeemed for shares of the Company's Class A common stock upon vesting.
The following table summarizes activity relating to carry units:

	Number of Time Vesting Awards	Number of Performance Based Vesting Awards	Weighted Average Grant Date Fair Value
Balance, December 31, 2017	168,550,001	10,000,000	$0.71
Forfeited	(3,500,001)	—	0.86
Balance, March 31, 2018	165,050,000	10,000,000	0.71

The weighted average fair value per unit was $2.50 and $2.10 as of December 31, 2017 and March 31, 2018, respectively. For the three months ended March 31, 2018 and 2017, the Company recognized an expense of $17,501 and $7,848 related to the push down of share-based compensation related to the carry unit plan of which approximately $16,872 and $5,786 related to units granted to employees of the Company and $629 and $2,062 related to employees of Altice N.V. and affiliated companies allocated to the Company.
Stock Option Plan
The following table summarizes activity related to employee stock options for the three months ended March 31, 2018:

	Shares Under Option		Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in years)
	Time Vesting	Performance Based Vesting			Aggregate Intrinsic Value (a)
Balance at December 31, 2017	5,110,747	—	$19.48	9.97	$8,944
Granted	298,394	39,050	21.22
Forfeited	(103,766)	(22,314)	21.81
Balance at March 31, 2018	5,305,375	16,736	$19.54	9.92	(5,615)
Options exercisable at March 31, 2018	—	—	—	—	—

(a)	The aggregate intrinsic value is calculated as the difference between the exercise price and the closing price of the Company's Class A common stock at the respective date.
The Company recognized share based compensation expense related to employee stock options for the three months ended March 31, 2018 of $4,122.
The following aggregate assumptions were used to calculate the fair values of stock option awards granted during the three months ended March 31, 2018:

Risk-free interest rate	2.64%
Expected life (in years)	6.49
Dividend yield	—%
Volatility	33.86%
Grant date fair value	$7.49

SHARE BASED COMPENSATION
Carry Unit Plan
Certain employees of the Company and its affiliates received awards of units in a carry unit plan of Neptune Management LP, an entity which has an ownership interest in the Company. The awards generally vest as follows: 50% on the second anniversary of June 21, 2016 for Cablevision employees or December 21, 2015 for Cequel employees ("Base Date"), 25% on the third anniversary of the Base Date, and 25% on the fourth anniversary of the Base Date.  Neptune Holding US GP LLC, the general partner of Neptune Management LP, has the right to repurchase (or to assign to an affiliate, including the Company, the right to repurchase) vested awards held by employees for sixty days following their termination.  For performance-based awards under the plan, vesting occurs upon achievement or satisfaction of a specified performance condition. The Company considered the probability of achieving the established performance targets in determining the share-based compensation with respect to these awards at the end of each reporting period. The carry unit plan has 259,442,785 units authorized for issuance, of which 211,670,834 have been issued to employees of the Company and 11,300,000 have been issued to employees of Altice N.V. and affiliated companies as of December 31, 2017.
Beginning on the fourth anniversary of the Base Date, the holders of carry units have an annual opportunity (a sixty day period determined by the administrator of the plan) to sell their units back to Neptune Holding US GP LLC (or affiliate, including the Company, designated by Neptune Holding US GP LLC). Accordingly, the carry units are presented as temporary equity on the consolidated balance sheets at fair value. Adjustments to fair value at each reporting period are recorded in paid-in capital.
The right of Neptune Holding US GP LLC to assign to an affiliate, including the Company, the right to repurchase an employee’s vested units during the sixty-day period following termination, or to satisfy its obligation to repurchase an employee’s vested units during annual 60 day periods following the fourth anniversary of the Base Date, may be exercised by Neptune Holding US GP LLC in its discretion at the time a repurchase right or obligation arises. The carry unit plan requires the purchase price payable to the employee or former employee, as the case may be, to be paid in cash, a promissory note (with a term of not more than 3 years and bearing interest at the long-term applicable federal rate under Section 1274(d) of the Internal Revenue Code) or combination thereof, in each case as determined by Neptune Holding US GP LLC in its discretion at the time of the repurchase. Neptune Holding US GP LLC expects that vested units will be redeemed for shares of the Company's Class A common stock upon vesting.
The Company measures the cost of employee services received in exchange for carry units based on the fair value of the award at grant date. In addition these units are presented as temporary equity on our consolidated balance sheet at fair value. For carry unit awards granted in 2016, an option pricing model was used which requires subjective assumptions for which changes in these assumptions could materially affect the fair value of the carry units outstanding. The time to liquidity event assumption was based on management’s judgment. The equity volatility assumption was estimated using the historical weekly volatility of publicly traded comparable companies. The risk-free rate assumed was based on the U.S. Constant Maturity Treasury Rates for a period matching the expected time to liquidity event. The discount for lack of marketability was based on Finnerty's (2012) average-strike put option model.
For carry unit awards granted in the first and second quarter of 2017, the Company estimated the grant date fair value based on the value established in the Company's IPO.
The following table summarizes activity relating to carry units:

	Number of Time Vesting Awards	Number of Performance Based Vesting Awards	Weighted Average Grant Date Fair Value
Balance, December 31, 2016	192,800,000	10,000,000	$0.37
Granted	28,025,000	—	3.14
Forfeited	(7,854,166)	—	0.37
Vested	(44,420,833)	—	0.41
Balance, December 31, 2017	168,550,001	10,000,000	0.71

The weighted average fair value per unit was $1.76 and $2.50 as of December 31, 2016 and December 31, 2017, respectively. For the years ended December 31, 2017 and 2016, the Company recognized an expense of $57,430 and $14,368, respectively, related to the push down of share-based compensation related to the carry unit plan of which approximately $55,258 and $9,849 related to units granted to employees of the Company and $2,172 and $4,519 related to employees of Altice N.V. and affiliated companies allocated to the Company.
Stock Option Plan
In connection with the Company's IPO, the Company adopted the Altice USA 2017 Long Term Incentive Plan (the "2017 LTIP"). Under the 2017 LTIP, the Company may grant awards of options, restricted shares, restricted share units, stock appreciation rights, performance stock, performance stock units and other awards. Under the 2017 LTIP, awards may be granted to officers, employees and consultants of the Company or any of its affiliates. The 2017 LTIP will be administered by the Company's Board of Directors (the "Board"), subject to the provision of the stockholders' agreement. The Board has delegated its authority to the Company's Compensation Committee. The Compensation Committee has the full power and authority to, among other things, select eligible participants, to grant awards in accordance with the 2017 LTIP, to determine the number of shares subject to each award or the cash amount payable in connection with an award and determine the terms and conditions of each award. The maximum aggregate number of shares that may be issued under the 2017 LTIP is 9,879,291. The Board has the authority to amend, suspend, or terminate the 2017 LTIP. No amendment, suspension or termination will be effective without the approval of the Company's stockholders if such approval is required under applicable laws, rules and regulations.
On December 30, 2017, the Company granted 5,110,747 nonqualified stock options under the 2017 LTIP. The stock options were granted with an exercise price of $19.48, equal to the 30 day volume weighted average of the closing price of Class A common stock as of the grant date. Certain nonqualified stock options (2,730,949 awards) will vest 100% on December 21, 2020 and 2,379,798 awards will vest 50% on the second anniversary, 25% on the third anniversary and 25% on the fourth anniversary of the date of grant, generally subject to continued employment with the Company or any of its affiliates, and expire ten years from the date of grant.
The Company calculated the fair value of each option award on the date of grant using the Black-Scholes valuation model.  The Company's computation of expected life was determined based on the simplified method (the average of the vesting period and option term) due to the Company's lack of recent historical data for similar awards.  The interest rate for periods within the contractual life of the stock option was based on interest yields for U.S. Treasury instruments in effect at the time of grant.  The Company's computation of expected volatility was based on historical volatility of its common stock and the expected volatility of comparable publicly-traded companies who granted options that had similar expected lives.
The following aggregate assumptions were used to calculate the fair values of stock option awards granted on December 30, 2017:

Risk-free interest rate	2.30%
Expected life (in years)	6.44
Dividend yield	—%
Volatility	33.95%
Grant date fair value	$8.77

Cablevision Systems Corporation And Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SHARE BASED COMPENSATION
EQUITY AND LONG-TERM INCENTIVE PLANS
Equity Plans
In connection with the Merger, outstanding equity-based awards granted under the Company’s equity plans were cancelled and converted into a right to receive cash based upon the $34.90 per Share merger price in accordance with the original terms of the awards. On the Merger Date, the Company had 11,880,700 stock options, 3,769,485 restricted shares, 1,724,940 restricted stock units issued to employees and 466,283 restricted stock units issued to non-employee directors outstanding. The aggregate payment was $439,167 and represents a portion of the merger consideration. Approximately $63,484 of compensation costs related to the acceleration of the vesting of these awards in connection with the Merger and the related employer payroll taxes of $7,929 were recorded on the black line and therefore are not reflected in either the Predecessor or Successor periods.
In March 2015, the Company's Board of Directors approved the Cablevision Systems Corporation 2015 Employee Stock Plan ("2015 Plan"), which was approved by Cablevision's stockholders at its annual stockholders meeting on May 21, 2015. Under the 2015 Plan, the Company was authorized to grant stock options, restricted shares, restricted stock units, stock appreciation rights, and other equity-based awards. As of December 31, 2015, 79,780 equity based awards had been granted under the 2015 Plan.
The Company also had an employee stock plan ("2006 Plan") under which it was authorized to grant incentive stock options, nonqualified stock options, restricted shares, restricted stock units, stock appreciation rights and other equity-based awards and a 2006 Stock Plan for Non-Employee Directors, whereby the Company was authorized to grant nonqualified stock options, restricted stock units and other equity-based awards. In 2015, the Company granted its non-employee directors an aggregate of 73,056 restricted stock units.  Total non-employee director restricted stock units outstanding as of December 31, 2015 were 466,283.
Since share-based compensation expense is based on awards that are ultimately expected to vest, such compensation expense was reduced for estimated forfeitures.  Forfeitures were estimated based primarily on historical experience.
The following table presents the share-based compensation expense recognized by the Company as other operating expenses:

	January 1, 2016 to June 20, 2016	Year ended December 31, 2015
Stock options	$3,848	$9,159
Restricted shares and restricted stock units	20,930	51,162
Share-based compensation related to equity classified awards	24,778	60,321
Other share-based compensation	453	4,965
Total share-based compensation	$25,231	$65,286

An income tax benefit of $10,357 and $26,718 was recognized in continuing operations resulting from share-based compensation expense for the period from January 1, 2016 through June 20, 2016 and year ended December 31, 2015, respectively.
Cash received from stock option exercises for the period January 1, 2016 through June 20, 2016, and year ended December 31, 2015, respectively was $14,411 and $18,727, respectively.
Valuation Assumptions - Stock Options
The Company calculated the fair value of each option award on the date of grant.  The Company's computation of expected life was determined based on historical experience of similar awards, giving consideration to the contractual terms of the share-based awards and vesting schedules, or by using the simplified method (the average of the vesting period and option term), if applicable.  The interest rate for periods within the contractual life of the stock option was based on interest yields for U.S. Treasury instruments in effect at the time of grant.   The Company's computation of expected volatility was based on historical volatility of its common stock.
The following assumptions were used to calculate the fair values of stock option awards granted in the first quarter of 2015:

2015

Risk-free interest rate	1.82%
Expected life (in years)	8
Dividend yield	3.63%
Volatility	39.98%
Grant date fair value	$5.45

Share-Based Payment Award Activity
The following table summarizes activity relating to Company employees who held Cablevision stock options for the period January 1, 2016 to June 20, 2016 and for the year ended December 31, 2015:

	Shares Under Option		Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in years)
	Time Vesting Options	Performance Based Vesting Options			Aggregate Intrinsic Value (a)
Balance, December 31, 2014	5,097,666	7,633,500	$14.41	7.17	$79,347
Granted	2,000,000	—	19.17
Exercised	(353,666)	(1,024,283)	12.84
Balance, December 31, 2015	6,744,000	6,609,217	15.28	6.80	221,900
Exercised	(744,000)	(728,517)	13.97
Balance, June 20, 2016	6,000,000	5,880,700	$15.45

(a)
The aggregate intrinsic value is calculated as the difference between (i) the exercise price of the underlying award and (ii) the quoted price of CNYG Class A common stock on December 31, 2015, as indicated.

Restricted Stock Award Activity
The following table summarizes activity relating to Company employees who held Cablevision restricted shares and restricted stock units for the period January 1, 2016 to June 20, 2016 and for the year ended December 31, 2015:

	Number of Restricted Shares	Number of Performance Restricted Shares	Number of Performance Based Restricted Stock Units ("PSU") (a)	Weighted Average Fair Value Per Share at Date of Grant
Unvested award balance, December 31, 2014	5,314,870	2,035,300	—	$15.46
Granted	1,747,870	584,400	1,851,700	19.43
Vested	(1,598,363)	(739,600)	—	14.48
Awards forfeited	(496,629)	—	(79,270)	17.28
Unvested award balance, December 31, 2015	4,967,748	1,880,100	1,772,430	17.53
Vested	(2,239,167)	(753,296)	—	15.35
Awards forfeited	(85,900)	—	(47,490)	18.38
Unvested award balance, June 20, 2016	2,642,681	1,126,804	1,724,940

(a)
The PSUs entitled the employee to shares of CNYG common stock up to 150% of the number of PSUs granted depending on the level of achievement of the specified performance criteria. If the minimum performance threshold was not met, no shares were issued. Accrued dividends were paid to the extent that a PSU vested and the related stock was issued.

During the first quarter of 2016, 2,992,463 Cablevision restricted shares issued to employees of the Company vested.  To fulfill the employees' statutory minimum tax withholding obligations for the applicable income and other employment taxes, 1,248,875 of these shares, with an aggregate value of $41,469, were surrendered to the Company.  During the year ended December 31, 2015, 2,337,963 Cablevision restricted shares issued to employees of the Company vested.  To fulfill the employees' statutory minimum tax withholding obligations for the applicable income and other employment taxes, 1,004,950 of these shares, with an aggregate value of $19,141 were surrendered to the Company.  These acquired shares had been classified as treasury stock.
Long-Term Incentive Plan Awards
In March 2011, the Company's Board of Directors approved the Cablevision Systems Corporation 2011 Cash Incentive Plan, which was approved by the Company's stockholders at its annual stockholders meeting in May 2011. The Company recorded expenses of $9,169 and $27,170 for the period January 1, 2016 through June 20, 2016, and year ended December 31, 2015, respectively, related to this plan.
Carried Unit Plan

Subsequent to the merger, in July 2016, certain employees of the Company and its affiliates received awards of units in a Carry Unit Plan of an entity which has an ownership interest in the Company’s parent, Neptune Holding. The awards generally will vest as follows: 50% on the second anniversary of June 21, 2016 (“Base Date”),25% on the third anniversary of the Base Date, and 25% on the fourth anniversary of the Base Date. Prior to the fourth anniversary, the Company has the right to repurchase vested awards held by employees upon their termination. The Carry Unit Plan has 259,442,785 units authorized for issuance, of which 102,500,000 have been issued to employees of the Company and 100,300,000 have been issued to employees of Altice and affiliated companies.